Debt (AerCap trust & AICDC notes and ILFC Legacy notes) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2020	Jan. 31, 2021
Debt Instrument [Line Items]
Aggregate principal amount, Senior Notes		$ 34,347,733
Amount of aggregate principal repurchased and retired		1,945,210	$ 5,652,418
Unsecured
Debt Instrument [Line Items]
Aggregate principal amount, Senior Notes		$ 20,954,496
Unsecured | Senior Notes Due 2026
Debt Instrument [Line Items]
Aggregate principal amount, Senior Notes				$ 1,000,000
Interest rate of Senior Notes (in percentage)				1.75%
Unsecured | 4.5% Senior Notes Due 2021
Debt Instrument [Line Items]
Interest rate of Senior Notes (in percentage)	4.50%
Amount of aggregate principal repurchased and retired	$ 544,000
Unsecured | Senior Notes Due 2021
Debt Instrument [Line Items]
Amount of aggregate consideration	$ 555,400